Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Total benefit costs (CHF million)
Service costs on benefit obligation	69	69	94	138	188
Interest costs on benefit obligation	120	120	108	240	217
Expected return on plan assets	(181)	(181)	(184)	(362)	(368)
Amortization of recognized prior service cost/(credit)	(22)	(22)	(23)	(44)	(46)
Amortization of recognized actuarial losses/(gains)	50	50	87	100	173
Net periodic benefit costs	36	36	82	72	164
Settlement losses/(gains)	0	0	1	0	1
Curtailment losses/(gains)	(7)	(3)	(17)	(10)	(28)
Special termination benefits	4	3	4	7	12
Total benefit costs	33	36	70	69	149
PBO (CHF million)
Service costs	69	69	94	138	188
Interest costs	120	120	108	240	217
Pension and Other Postretirement Benefit Contributions
Contributions previously expected to be made by the company by the end of the current fiscal year				529
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				259